FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of carrying value and total estimated fair value
The carrying value and fair value of the Company’s financial liabilities were primarily comprised of the following (in thousands):

	September 30, 2024		March 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Term Loan	$104,747	$96,336	$87,942	$75,143
PNC Credit Facility	28,300	26,190	26,604	24,743
The following table represents the carrying value and total estimated fair value of the Company's Term Loan and PNC Credit Facility which have been determined utilizing level 2 inputs to determine fair value.

	March 31,
	2024		2023		2022
	Carrying Value	Fair Value	Carrying Value	Fair Value	Carrying Value	Fair Value
Term Loan	$87,942	$75,143	$74,667	$66,684	$98,723	$98,723
PNC Credit Facility	26,604	24,743	16,750	15,918	17,735	17,735